Scope of Consolidation and Summary of Significant Accounting Policies - Estimated useful lives and goodwill (Details)	12 Months Ended
Jun. 30, 2022
Useful lives
Number of cash-generating units	2
Software and license
Useful lives
Estimated useful life of intangible assets	3 years
Construction in progress
Useful lives
Estimated useful life of property and equipment	0 years
Minimum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	3 years
Maximum | Other fixed assets and office equipment
Useful lives
Estimated useful life of property and equipment	15 years